Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000129310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[1]
C000129310 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000129310 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000129310 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
C000129310 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000129310 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
C000129310 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000129310 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[1]
C000129310 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000129310 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000129310 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[2]
C000129310 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000129310 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000129310 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%	[2]
C000014124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[3]
C000014124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000014124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000014124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[3]
C000014124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000014124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[3]
C000014124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[3]
C000014124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[3]
C000014124 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000014124 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[4]
C000014124 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[4]
C000014124 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000014124 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000014124 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.20%	[4]

[1]	Percentage of total investments as of December 31, 2025.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2025.
[3]	Percentage of total investments as of December 31, 2025.
[4]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2025.